Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Potential shares of common stock that are not included in the calculation of diluted net loss per shar
Potential shares of common stock that are not included in the calculation of diluted net loss per share	417,794,763	279,284,603	457,794,760	138,438,633
Stock options outstanding [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per shar
Potential shares of common stock that are not included in the calculation of diluted net loss per share	833,333	833,333	833,333	833,333
Warrants to purchase common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per shar
Potential shares of common stock that are not included in the calculation of diluted net loss per share	262,096,921	243,142,310	262,096,921	90,191,077
Debentures convertible into common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per shar
Potential shares of common stock that are not included in the calculation of diluted net loss per share	55,308,960	35,308,960	55,308,960	47,414,223
Preferred shares convertible into common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per shar
Potential shares of common stock that are not included in the calculation of diluted net loss per share	99,555,549		139,555,546